Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment
Schedule of property and equipment, stated at cost, less accumulated depreciation
	December 31, 2020	December 31, 2019

Computer equipment	$82,000	$82,000
Computer software	44,000	43,000
Furniture and fixtures	10,000	10,000
Office equipment	17,000	17,000
	153,000	152,000
Less accumulated depreciation	(151,000)	(147,000)
	$2,000	$5,000